Group Information	12 Months Ended
Dec. 31, 2025
Disclosure of Group Information [Abstract]
Group Information

24. GROUP INFORMATION

A. Related parties

Details of transactions and balances with related parties are as follows:

Year ended December 31, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Revenue	—	—	—	—
Interest	—	—	—	—
Impairment of financial assets	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

Year ended December 31, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Revenue	—	—	—	—
Interest	—	—	—	—
Impairment of financial assets	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	Year ended December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	328	—	—	328
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

Only revenues to shareholders holding a minimal interest in the Group of 50% has been disclosed as a related party transaction in accordance with IAS 24 definitions.

In connection with the June 2025 private placement of Class A Shares, Orilla Asset Management, S.L. purchased 9,037,804
Class A Shares, AM Gestio, S.L. purchased 2,259,451 Class A Shares, Consilium, S.L. purchased 1,671,994 Class A Shares, Iberdrola, S.A. purchased 4,518,902 Class A Shares, Mingkiri, S.L. purchased 2,259,451 Class A Shares and Kariega Ventures S.L. purchased 2,711,342 Class A Shares, in each case, at price of $0.25 per share.

In connection with the February 2025 private placement of Class A Shares, Enric Asuncion Escorsa purchased 135,209 Class A
Shares, Orilla Asset Management, S.L. purchased 11,333,694 Class A Shares, AM Gestio, S.L. purchased 2,833,424 Class A Shares, Consilium, S.L. purchased 2,487,832 Class A Shares, Inversiones Financieras Perseo, S.L. purchased 5,666,847 Class A Shares, Mingkiri, S.L. purchased 2,833,424 Class A Shares and Infisol 3000, S.L. purchased 1,416,712 Class A Shares, in each case, at price of $0.37 per share.

In connection with the August 2024 private placement of Class A Shares, Enric Asuncion Escorsa purchased 40,372 Class A Shares, Orilla Asset Management, S.L. purchased 4,279,371 Class A Shares, AM Gestio, S.L. purchased 1,614,857 Class A Shares, Consilium, S.L. purchased 2,139,686 Class A Shares and Generac Power Systems, Inc purchased 28,259,991 Class A Shares , in each case, at price of $1.24 per share.

B. Remuneration of Directors and Key Management

The remuneration expenses recorded for the members of the Board of Directors in 2025, 2024 and 2023 are as follows:

	Year ended December 31,
(thousand Euros)	2025	2024	2023
Short-term benefits	431	394	436
Cost of non-executive directors	—	465	424
Share-based payment plan expenses	—	—	1,078
Total	431	859	1,938

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2025	2024	2023
Short-term benefits	1,401	1,602	1,724
Termination benefits	192	325	14
Share-based payment plan expenses	519	1,383	2,863
Total	2,112	3,310	4,601

No expenses for post-employment benefits were incurred during 2025, 2024 and 2023.

At December 31, 2025 and 2024 the group had no pension or life insurance obligations with members of senior management.

At December 31, 2025 and 2024 no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.

During 2025, public liability insurance premiums of Euros 602 thousand (Euros 523 thousand in 2024) had been incurred to be covered for damages or losses that may be incurred by directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the Directors and has therefore not be included in the table above.